Business combination - Schedule Of Total Consideration Transferred For Aquadrill (Details) $ / shares in Units, $ in Millions	Apr. 03, 2023 USD ($) $ / shares shares
Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	28,980,417
Company Sale Bonus (in shares)	1,664,743
Total Seadrill shares eligible for purchase of Aquadrill (in shares)	30,645,160
Less: Tax withholding in lieu of common shares (in shares)	(744,150)
Less: Seadrill shares settled in cash (in shares)	(34,505)
Seadrill shares issued for purchase of Aquadrill (in shares)	29,866,505
Cash paid per acquiree share (in USD per share) | $ / shares	$ 41.62
Consideration issued in Seadrill shares (in shares) | $	$ 1,243
Consideration settled by tax withholding | $	30
Consideration settled in cash | $	1
Consideration transferred | $	$ 1,274
Aquadrill LLC | Chief Executive Officer
Business Acquisition [Line Items]
Seadrill shares issued for purchase of Aquadrill (in shares)	1,013,405
Consideration settled by tax withholding | $	$ 26
Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	20,797,804
Common shares | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	28,258,965
Final Exchange Ration (in shares)	1.41
Common shares | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	20,000,000
Aquadrill restricted stock units | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	172,527
Final Exchange Ration (in shares)	1.41
Aquadrill restricted stock units | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	122,104
Aquadrill phantom award units | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	149,349
Final Exchange Ration (in shares)	1.41
Aquadrill phantom award units | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	105,700
Aquadrill phantom appreciation rights | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	399,576
Final Exchange Ration (in shares)	0.70
Aquadrill phantom appreciation rights | Aquadrill LLC
Business Acquisition [Line Items]
Aquadrill outstanding shares as of April 3, 2023 (in shares)	570,000